UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                  as of September 30, 2016 (Unaudited)

Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Common Stocks 96.5%
Australia 7.2%
AGL Energy Ltd.	3,928	57,556
Alumina Ltd.	13,560	15,334
Amcor Ltd.	6,615	77,202
AMP Ltd.	17,000	69,192
APA Group (Units)	6,571	43,069
Aristocrat Leisure Ltd.	3,015	36,795
ASX Ltd.	1,121	41,629
Aurizon Holdings Ltd.	11,671	42,265
AusNet Services (Units)	9,729	12,274
Australia & New Zealand Banking Group Ltd.	16,762	358,474
Bank of Queensland Ltd.	2,086	18,336
Bendigo & Adelaide Bank Ltd.	2,535	21,132
BGP Holdings PLC*	328,818	10,860
BHP Billiton Ltd.	18,457	319,766
BHP Billiton PLC	12,220	184,669
Boral Ltd.	4,127	21,494
Brambles Ltd.	8,981	83,039
Caltex Australia Ltd.	1,501	39,764
Challenger Ltd.	3,155	24,888
CIMIC Group Ltd.	556	12,302
Coca-Cola Amatil Ltd.	3,178	25,074
Cochlear Ltd.	318	34,527
Commonwealth Bank of Australia	9,846	551,408
Computershare Ltd.	2,596	20,614
Crown Resorts Ltd.	2,028	20,510
CSL Ltd.	2,610	214,713
Dexus Property Group (REIT)	5,507	38,669
Domino's Pizza Enterprises Ltd. Series L	340	18,499
DUET Group (Units)	14,306	27,581
Flight Centre Travel Group Ltd.	298	8,357
Fortescue Metals Group Ltd.	8,670	33,321
Goodman Group (REIT)	10,108	56,716
GPT Group (REIT)	10,218	39,820
Harvey Norman Holdings Ltd.	3,057	12,272
Healthscope Ltd.	9,636	22,814
Incitec Pivot Ltd.	9,382	20,403
Insurance Australia Group Ltd.	14,000	59,023
LendLease Group (Units)	3,087	33,467
Macquarie Group Ltd.	1,745	110,692
Medibank Private Ltd.	16,463	31,348
Mirvac Group (REIT) (Units)	21,145	36,531
National Australia Bank Ltd.	15,200	327,987
Newcrest Mining Ltd.	4,373	73,954
Oil Search Ltd.	8,089	44,453
Orica Ltd.	2,077	24,363
Origin Energy Ltd.	10,361	43,812
Platinum Asset Management Ltd.	1,278	4,964
Qantas Airways Ltd.	2,780	6,683
QBE Insurance Group Ltd.	7,869	56,452
Ramsay Health Care Ltd.	834	50,892
REA Group Ltd.	289	12,580
Santos Ltd.	8,847	24,873
Scentre Group (REIT)	30,395	109,882
SEEK Ltd.	1,820	21,848
Sonic Healthcare Ltd.	2,328	39,448
South32 Ltd.	31,272	58,223
Stockland (REIT) (Units)	13,590	49,865
Suncorp Group Ltd.	7,360	68,762
Sydney Airport (Units)	6,482	34,844
TABCORP Holdings Ltd.	4,626	17,689
Tatts Group Ltd.	8,132	22,872
Telstra Corp., Ltd.	24,376	97,155
TPG Telecom Ltd.	1,864	12,401
Transurban Group (Units)	11,812	103,149
Treasury Wine Estates Ltd.	4,069	34,666
Vicinity Centres (REIT)	19,041	46,402
Vocus Communications Ltd.	2,790	13,367
Wesfarmers Ltd.	6,478	219,645
Westfield Corp. (REIT)	11,408	85,542
Westpac Banking Corp.	19,155	437,872
Woodside Petroleum Ltd.	4,379	96,911
Woolworths Ltd.	7,370	131,856
(Cost $3,395,655)		5,279,811
Austria 0.2%
Andritz AG	407	22,201
Erste Group Bank AG*	1,750	52,180
OMV AG	818	23,594
Raiffeisen Bank International AG*	655	10,018
Voestalpine AG	636	22,037
(Cost $97,917)		130,030
Belgium 1.3%
Ageas	1,123	41,049
Anheuser-Busch InBev SA	4,605	603,529
Colruyt SA	372	20,634
Groupe Bruxelles Lambert SA	477	42,340
KBC Group NV*	1,438	84,031
Proximus SA	844	25,242
Solvay SA	414	47,988
Telenet Group Holding NV*	299	15,633
UCB SA	735	56,909
Umicore SA	528	33,120
(Cost $519,327)		970,475
China 0.0%
Yangzijiang Shipbuilding Holdings Ltd. (Cost $7,047)	10,600	5,869
Denmark 1.7%
A P Moller-Maersk AS "A"	23	32,556
A P Moller-Maersk AS "B"	36	53,144
Carlsberg AS "B"	622	59,698
Chr Hansen Holding AS	549	32,776
Coloplast AS "B"	677	52,776
Danske Bank AS	4,041	118,441
DSV AS	1,076	53,876
Genmab AS*	330	56,852
ISS AS	931	38,827
Novo Nordisk AS ''B"	10,949	459,178
Novozymes AS "B"	1,299	57,533
Pandora AS	666	81,148
TDC AS*	4,536	26,854
Tryg AS	645	13,046
Vestas Wind Systems AS	1,279	106,226
William Demant Holding AS*	691	14,106
(Cost $772,268)		1,257,037
Finland 1.0%
Elisa Oyj	788	29,095
Fortum Oyj	2,482	40,132
Kone Oyj "B"	1,919	97,624
Metso Oyj	632	18,448
Neste Oyj	713	30,436
Nokia Oyj (a)	32,131	186,482
Nokia Oyj (a)	1,448	8,380
Nokian Renkaat Oyj	637	23,223
Orion Oyj "B"	568	22,403
Sampo Oyj "A"	2,546	113,441
Stora Enso Oyj "R"	3,097	27,537
UPM-Kymmene Oyj	3,102	65,567
Wartsila Oyj	826	37,202
(Cost $419,363)		699,970
France 9.2%
Accor SA	985	39,043
Aeroports de Paris	164	16,265
Air Liquide SA	1,981	212,569
Airbus Group SE	3,344	202,283
Alstom SA*	852	22,558
Arkema	400	37,047
Atos SE	516	55,677
AXA SA	11,172	237,806
BNP Paribas SA	6,088	313,337
Bollore SA	4,835	16,833
Bouygues SA	1,153	38,245
Bureau Veritas SA	1,588	34,069
Capgemini SA	937	91,877
Carrefour SA	3,179	82,516
Casino Guichard-Perrachon SA	315	15,294
Christian Dior SE	320	57,416
Cie Generale des Etablissements Michelin	1,035	114,766
CNP Assurances	951	15,965
Compagnie de Saint-Gobain	2,854	123,348
Credit Agricole SA	6,168	60,928
DANONE SA	3,375	250,587
Dassault Systemes SA	739	64,139
Edenred	1,153	26,966
Eiffage SA	349	27,112
Electricite de France SA	1,394	16,978
Engie SA (b)	8,310	128,870
Essilor International SA	1,188	153,248
Eurazeo SA	230	13,346
Eutelsat Communications SA	975	20,181
Fonciere des Regions (REIT)	204	19,016
Gecina SA (REIT)	240	37,755
Groupe Eurotunnel SE (Registered)	2,607	28,213
Hermes International	152	61,921
Icade (REIT)	224	17,484
Iliad SA	147	30,878
Imerys SA	197	14,233
Ingenico Group SA	306	26,703
JC Decaux SA	413	13,363
Kering	432	87,163
Klepierre (REIT)	1,252	57,416
L'Oreal SA	1,449	273,395
Lagardere SCA	658	16,783
Legrand SA	1,522	89,804
LVMH Moet Hennessy Louis Vuitton SE	1,603	273,531
Natixis SA	5,237	24,432
Orange SA	11,448	179,207
Pernod Ricard SA	1,221	144,550
Peugeot SA*	2,705	41,365
Publicis Groupe	1,086	82,186
Remy Cointreau SA	119	10,160
Renault SA	1,096	90,122
Rexel SA	1,684	25,831
Safran SA	1,780	128,143
Sanofi	6,657	506,721
Schneider Electric SE (a)	2,867	200,224
Schneider Electric SE (a)	350	24,366
SCOR SE	905	28,148
SFR Group SA	612	18,018
Societe BIC SA	159	23,520
Societe Generale	4,423	153,692
Sodexo SA	545	64,906
Suez	1,822	30,092
Technip SA	643	39,499
Thales SA	613	56,484
TOTAL SA	12,806	606,914
Unibail-Rodamco SE (REIT) (a)	216	58,234
Unibail-Rodamco SE (REIT) (a)	355	95,817
Valeo SA	1,368	79,803
Veolia Environnement	2,635	60,694
VINCI SA	2,905	222,414
Vivendi SA	6,615	133,783
Wendel	160	18,691
Zodiac Aerospace	1,128	27,479
(Cost $4,686,445)		6,712,422
Germany 8.2%
adidas AG	1,076	186,907
Allianz SE (Registered)	2,625	390,627
Axel Springer SE	240	12,294
BASF SE	5,275	451,394
Bayer AG (Registered)	4,735	477,033
Bayerische Motoren Werke (BMW) AG	1,910	161,058
Beiersdorf AG	587	55,437
Brenntag AG	910	49,772
Commerzbank AG	5,949	38,476
Continental AG	636	133,989
Covestro AG 144A	393	23,235
Daimler AG (Registered)	5,531	390,204
Deutsche Bank AG (Registered)* (c)	7,853	103,227
Deutsche Boerse AG*	1,100	89,155
Deutsche Lufthansa AG (Registered)	1,379	15,385
Deutsche Post AG (Registered)	5,585	174,984
Deutsche Telekom AG (Registered)	18,512	310,848
Deutsche Wohnen AG (Bearer)	1,950	71,050
E.ON SE	11,393	81,010
Evonik Industries AG	956	32,389
Fraport AG	232	12,688
Fresenius Medical Care AG & Co. KGaA	1,243	108,781
Fresenius SE & Co. KGaA	2,342	187,660
GEA Group AG	1,052	58,558
Hannover Rueck SE	359	38,488
HeidelbergCement AG	808	76,551
Henkel AG & Co. KGaA	600	69,959
HOCHTIEF AG	115	16,233
Hugo Boss AG	373	20,685
Infineon Technologies AG	6,443	115,183
K+S AG (Registered)	1,068	20,272
LANXESS AG	509	31,686
Linde AG	1,069	181,838
MAN SE	192	20,234
Merck KGaA	742	80,256
Metro AG	991	29,579
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	948	177,052
OSRAM Licht AG	493	28,987
ProSiebenSat.1 Media SE	1,277	54,765
RWE AG*	2,881	49,721
SAP SE	5,627	514,485
Siemens AG (Registered)	4,392	515,121
Symrise AG	718	52,722
Telefonica Deutschland Holding AG	4,144	16,701
ThyssenKrupp AG	2,167	51,778
TUI AG	2,976	42,411
United Internet AG (Registered)	687	30,454
Volkswagen AG	181	26,319
Vonovia SE	2,651	100,496
Zalando SE 144A*	485	20,272
(Cost $4,009,514)		5,998,409
Hong Kong 3.3%
AIA Group Ltd.	69,081	465,061
ASM Pacific Technology Ltd.	1,300	10,809
Bank of East Asia Ltd.	6,689	27,380
BOC Hong Kong (Holdings) Ltd.	21,821	74,230
Cathay Pacific Airways Ltd.	7,000	9,816
Cheung Kong Infrastructure Holdings Ltd.	4,000	34,573
Cheung Kong Property Holdings Ltd.	15,348	112,809
CK Hutchison Holdings Ltd.	15,348	196,208
CLP Holdings Ltd.	9,774	101,388
First Pacific Co., Ltd.	12,000	8,596
Galaxy Entertainment Group Ltd.	13,497	51,414
Hang Lung Properties Ltd.	13,000	29,466
Hang Seng Bank Ltd.	4,500	80,891
Henderson Land Development Co., Ltd.	6,353	38,029
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	14,491	14,267
HKT Trust & HKT Ltd. "SS", (Units)	14,920	21,095
Hong Kong & China Gas Co., Ltd.	43,996	83,697
Hong Kong Exchanges & Clearing Ltd.	6,698	177,393
Hongkong Land Holdings Ltd.	6,600	46,972
Hysan Development Co., Ltd.	3,773	17,800
Jardine Matheson Holdings Ltd.	1,500	91,002
Kerry Properties Ltd.	3,500	11,495
Li & Fung Ltd.	32,240	16,630
Link (REIT)	12,653	93,369
Melco Crown Entertainment Ltd. (ADR)	1,100	17,721
MGM China Holdings Ltd.	5,097	8,936
MTR Corp., Ltd.	8,270	45,750
New World Development Co., Ltd.	33,014	43,329
Noble Group Ltd.*	49,691	5,607
NWS Holdings Ltd.	8,792	14,733
PCCW Ltd.	23,000	14,136
Power Assets Holdings Ltd.	8,000	78,299
Shangri-La Asia Ltd.	8,000	8,830
Sino Land Co., Ltd.	18,495	33,069
SJM Holdings Ltd.	11,000	8,158
Sun Hung Kai Properties Ltd.	8,688	132,335
Swire Pacific Ltd. "A"	3,000	32,586
Swire Properties Ltd.	6,600	19,427
Techtronic Industries Co., Ltd.	7,499	29,506
WH Group Ltd. 144A	32,500	26,320
Wharf Holdings Ltd.	7,750	56,974
Wheelock & Co., Ltd.	5,000	29,732
Yue Yuen Industrial (Holdings) Ltd.	4,000	16,612
(Cost $1,586,066)		2,436,450
Ireland 1.2%
Bank of Ireland*	155,976	32,590
CRH PLC (a)	2,882	95,864
CRH PLC (a)	1,896	63,396
DCC PLC	523	47,633
Experian PLC	5,488	110,031
James Hardie Industries SE (CDI)	2,638	41,456
Kerry Group PLC "A" (a)	534	43,949
Kerry Group PLC "A" (a)	368	30,657
Paddy Power Betfair PLC	453	51,244
Shire PLC	5,163	334,804
(Cost $610,786)		851,624
Israel 0.7%
Azrieli Group Ltd.	240	10,552
Bank Hapoalim BM	5,949	33,793
Bank Leumi Le-Israel BM*	8,500	32,422
Bezeq Israeli Telecommunication Corp., Ltd.	11,558	21,805
Check Point Software Technologies Ltd.* (d)	800	62,088
Israel Chemicals Ltd.	2,860	11,181
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	779	9,919
Mobileye NV* (e)	1,000	42,570
Nice Ltd.	338	22,663
Taro Pharmaceutical Industries Ltd.* (e)	100	11,051
Teva Pharmaceutical Industries Ltd.	5,187	238,460
(Cost $505,327)		496,505
Italy 1.7%
Assicurazioni Generali SpA	6,690	81,777
Atlantia SpA	2,401	60,928
Enel SpA	43,877	195,736
Eni SpA	14,632	211,200
EXOR SpA	618	25,055
Ferrari NV (a)	412	21,384
Ferrari NV (a) (e)	324	16,806
Intesa Sanpaolo	73,357	162,764
Intesa Sanpaolo (RSP)	5,259	11,025
Leonardo-Finmeccanica SpA*	2,260	25,663
Luxottica Group SpA	998	47,673
Mediobanca SpA	3,171	20,645
Poste Italiane SpA 144A	2,910	19,957
Prysmian SpA	1,085	28,450
Saipem SpA*	33,915	14,369
Snam SpA	14,063	78,025
Telecom Italia SpA*	59,273	49,286
Telecom Italia SpA (RSP)*	33,694	22,897
Terna - Rete Elettrica Nationale SpA	8,879	45,801
UBI Banca - Unione di Banche Italiane SpA	5,052	11,652
UniCredit SpA	30,387	70,858
UnipolSai SpA	6,367	10,367
(Cost $1,143,641)		1,232,318
Japan 23.2%
ABC-Mart, Inc.	200	13,625
Acom Co., Ltd.*	2,200	10,376
Aeon Co., Ltd.	3,700	54,814
AEON Financial Service Co., Ltd.	630	11,023
AEON Mall Co., Ltd.	700	11,048
Air Water, Inc.	553	10,428
Aisin Seiki Co., Ltd.	1,100	50,294
Ajinomoto Co., Inc.	3,200	71,384
Alfresa Holdings Corp.	1,100	23,304
Alps Electric Co., Ltd.	1,100	26,492
Amada Holdings Co., Ltd.	1,900	19,763
ANA Holdings, Inc.	7,000	19,025
Aozora Bank Ltd.	7,000	24,147
Asahi Glass Co., Ltd.	6,000	38,881
Asahi Group Holdings Ltd.	2,200	80,110
Asahi Kasei Corp.	7,000	55,734
ASICS Corp.	900	18,127
Astellas Pharma, Inc.	12,100	189,060
Bandai Namco Holdings, Inc.	1,150	35,114
Benesse Holdings, Inc.	400	10,204
Bridgestone Corp.	3,700	136,338
Brother Industries Ltd.	1,300	22,849
Calbee, Inc.	500	18,958
Canon, Inc.	6,100	176,765
Casio Computer Co., Ltd.	1,300	18,143
Central Japan Railway Co.	800	136,984
Chubu Electric Power Co., Inc.	3,600	52,549
Chugai Pharmaceutical Co., Ltd.	1,300	46,954
Chugoku Electric Power Co., Inc.	1,500	18,884
Concordia Financial Group Ltd.	6,600	28,488
Credit Saison Co., Ltd.	800	13,265
CYBERDYNE, Inc.*	600	9,319
Dai Nippon Printing Co., Ltd.	3,000	29,411
Dai-ichi Life Insurance Co., Ltd.	6,200	84,806
Daicel Corp.	1,600	20,213
Daiichi Sankyo Co., Ltd.	3,400	81,742
Daikin Industries Ltd.	1,300	121,668
Daito Trust Construction Co., Ltd.	400	64,104
Daiwa House Industry Co., Ltd.	3,200	87,900
Daiwa House REIT Investment Corp. (REIT)	7	20,552
Daiwa Securities Group, Inc.	10,000	56,218
Denso Corp.	2,800	111,662
Dentsu, Inc.	1,300	66,061
Don Quijote Holdings Co., Ltd.	700	25,662
East Japan Railway Co.	1,939	175,388
Eisai Co., Ltd.	1,500	93,522
Electric Power Development Co., Ltd.	800	19,247
FamilyMart UNY Holdings Co., Ltd. (b)	600	39,986
FANUC Corp.	1,100	186,513
Fast Retailing Co., Ltd.	300	96,729
Fuji Electric Co., Ltd.	3,000	13,773
Fuji Heavy Industries Ltd.	3,382	126,706
Fujifilm Holdings Corp.	2,500	92,578
Fujitsu Ltd.	11,000	59,146
Fukuoka Financial Group, Inc.	5,000	20,823
GungHo Online Entertainment, Inc.	2,100	5,157
Hakuhodo Dy Holdings, Inc.	1,200	14,064
Hamamatsu Photonics KK	800	24,559
Hankyu Hanshin Holdings, Inc.	1,400	48,267
Hikari Tsushin, Inc.	100	9,300
Hino Motors Ltd.	1,400	14,943
Hirose Electric Co., Ltd.	200	26,228
Hisamitsu Pharmaceutical Co., Inc.	400	21,596
Hitachi Chemical Co., Ltd.	600	13,776
Hitachi Construction Machinery Co., Ltd.	600	11,941
Hitachi High-Technologies Corp.	400	15,982
Hitachi Ltd.	28,000	130,866
Hitachi Metals Ltd.	1,200	14,734
Hokuriku Electric Power Co.	900	10,967
Honda Motor Co., Ltd.	9,300	267,542
Hoshizaki Corp.	300	27,314
Hoya Corp.	2,300	92,519
Hulic Co., Ltd.	1,700	17,389
Idemitsu Kosan Co., Ltd.	500	10,369
IHI Corp.	8,000	23,250
Iida Group Holdings Co., Ltd.	800	16,079
INPEX Corp.	5,300	48,463
Isetan Mitsukoshi Holdings Ltd.	1,820	17,879
Isuzu Motors Ltd.	3,300	38,784
Itochu Corp.	8,500	106,988
J. Front Retailing Co., Ltd.	1,300	16,988
Japan Airlines Co., Ltd.	700	20,547
Japan Airport Terminal Co., Ltd.	300	11,463
Japan Exchange Group, Inc.	2,900	45,369
Japan Post Bank Co., Ltd.	2,400	28,514
Japan Post Holdings Co., Ltd.	2,500	31,392
Japan Prime Realty Investment Corp. (REIT)	5	22,574
Japan Real Estate Investment Corp. (REIT)	8	47,755
Japan Retail Fund Investment Corp. (REIT)	14	34,550
Japan Tobacco, Inc.	6,300	257,988
JFE Holdings, Inc.	2,925	42,676
JGC Corp.	1,300	22,630
JSR Corp.	1,100	17,288
JTEKT Corp.	1,200	18,013
JX Holdings, Inc.	11,800	47,852
Kajima Corp.	5,000	35,013
Kakaku.com, Inc.	800	14,494
Kamigumi Co., Ltd.	1,000	8,710
Kaneka Corp.	2,000	15,817
Kansai Electric Power Co., Inc.*	3,900	35,475
Kansai Paint Co., Ltd.	1,200	26,315
Kao Corp.	2,900	163,953
Kawasaki Heavy Industries Ltd.	8,000	24,738
KDDI Corp.	10,600	326,998
Keihan Holdings Co., Ltd.	3,000	20,946
Keikyu Corp.	3,000	31,289
Keio Corp.	3,000	26,194
Keisei Electric Railway Co., Ltd.	1,000	24,991
Keyence Corp.	270	198,033
Kikkoman Corp.	1,000	32,024
Kintetsu Group Holdings Co., Ltd.	10,900	45,725
Kirin Holdings Co., Ltd.	4,800	79,817
Kobe Steel Ltd.*	1,700	15,453
Koito Manufacturing Co., Ltd.	658	31,963
Komatsu Ltd.	5,300	121,069
Konami Holdings Corp.	500	19,310
Konica Minolta, Inc.	2,500	21,130
Kose Corp.	200	20,540
Kubota Corp.	6,000	90,635
Kuraray Co., Ltd.	2,000	29,638
Kurita Water Industries Ltd.	600	14,240
Kyocera Corp.	1,900	91,295
Kyowa Hakko Kirin Co., Ltd.	1,410	22,272
Kyushu Electric Power Co., Inc.	2,400	22,519
Kyushu Financial Group, Inc.	1,900	12,816
Lawson, Inc.	400	31,590
LIXIL Group Corp.	1,548	33,115
M3, Inc.	1,100	37,655
Mabuchi Motor Co., Ltd.	300	16,588
Makita Corp.	600	42,698
Marubeni Corp.	9,700	49,792
Marui Group Co., Ltd.	1,200	15,861
Maruichi Steel Tube Ltd.	300	10,358
Mazda Motor Corp.	3,200	49,076
McDonald's Holdings Co. (Japan), Ltd.	400	11,768
Medipal Holdings Corp.	900	15,567
MEIJI Holdings Co., Ltd.	700	69,576
Minebea Co., Ltd.	1,900	17,946
Miraca Holdings, Inc.	307	15,318
Mitsubishi Chemical Holdings Corp.	7,600	47,622
Mitsubishi Corp.	8,600	196,015
Mitsubishi Electric Corp.	11,000	140,789
Mitsubishi Estate Co., Ltd.	7,000	131,335
Mitsubishi Gas Chemical Co., Inc.	1,000	14,333
Mitsubishi Heavy Industries Ltd.	19,000	79,161
Mitsubishi Logistics Corp.	1,000	14,464
Mitsubishi Materials Corp.	600	16,385
Mitsubishi Motors Corp.	3,800	17,696
Mitsubishi Tanabe Pharma Corp.	1,300	27,881
Mitsubishi UFJ Financial Group, Inc.	73,000	368,926
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	11,456
Mitsui & Co., Ltd.	9,700	134,352
Mitsui Chemicals, Inc.	5,000	23,754
Mitsui Fudosan Co., Ltd.	5,000	106,417
Mitsui O.S.K Lines Ltd.	7,000	16,217
Mixi, Inc.	300	10,854
Mizuho Financial Group, Inc.	135,990	228,466
MS&AD Insurance Group Holdings, Inc.	2,900	80,752
Murata Manufacturing Co., Ltd.	1,100	143,435
Nabtesco Corp.	625	17,695
Nagoya Railroad Co., Ltd.	6,000	32,639
NEC Corp.	14,900	38,375
Nexon Co., Ltd.	1,000	15,675
NGK Insulators Ltd.	1,500	31,072
NGK Spark Plug Co., Ltd.	1,000	17,661
NH Foods Ltd.	1,000	24,126
NHK Spring Co., Ltd.	1,100	10,663
Nidec Corp.	1,400	128,830
Nikon Corp.	1,900	28,334
Nintendo Co., Ltd.	700	185,379
Nippon Building Fund, Inc. (REIT)	8	50,705
Nippon Electric Glass Co., Ltd.	3,000	15,541
Nippon Express Co., Ltd.	5,000	23,359
Nippon Paint Holdings Co., Ltd.	900	30,089
Nippon Prologis REIT, Inc. (REIT)	6	15,157
Nippon Steel & Sumitomo Metal Corp.	4,600	94,159
Nippon Telegraph & Telephone Corp.	3,976	181,560
Nippon Yusen Kabushiki Kaisha	9,000	16,840
Nissan Motor Co., Ltd.	14,300	139,987
Nisshin Seifun Group, Inc.	1,100	16,760
Nissin Foods Holdings Co., Ltd.	400	24,317
Nitori Holdings Co., Ltd.	500	59,969
Nitto Denko Corp.	900	58,218
NOK Corp.	500	10,931
Nomura Holdings, Inc.	20,800	92,721
Nomura Real Estate Holdings, Inc.	700	11,805
Nomura Real Estate Master Fund, Inc. (REIT)	22	36,683
Nomura Research Institute Ltd.	700	24,102
NSK Ltd.	2,500	25,634
NTT Data Corp.	700	34,907
NTT DoCoMo, Inc.	8,100	205,871
NTT Urban Development Corp.	600	5,804
Obayashi Corp.	3,600	35,731
Obic Co., Ltd.	400	21,226
Odakyu Electric Railway Co., Ltd.	1,500	33,402
Oji Holdings Corp.	5,000	19,802
Olympus Corp.	1,700	59,434
Omron Corp.	1,100	39,572
Ono Pharmaceutical Co., Ltd.	2,400	66,845
Oracle Corp.	200	11,280
Oriental Land Co., Ltd.	1,200	73,052
ORIX Corp.	7,600	111,865
Osaka Gas Co., Ltd.	11,000	46,125
Otsuka Corp.	300	14,206
Otsuka Holdings KK	2,222	101,296
Panasonic Corp.	12,514	125,148
Park24 Co., Ltd.	600	19,508
Pola Orbis Holdings, Inc.	100	8,970
Rakuten, Inc.	5,400	70,354
Recruit Holdings Co., Ltd.	2,100	85,512
Resona Holdings, Inc.	12,900	54,297
Ricoh Co., Ltd.	3,700	33,450
Rinnai Corp.	200	18,590
ROHM Co., Ltd.	500	26,558
Ryohin Keikaku Co., Ltd.	100	20,229
Sankyo Co., Ltd.	300	10,244
Santen Pharmaceutical Co., Ltd.	2,100	31,001
SBI Holdings, Inc.	1,144	13,665
Secom Co., Ltd.	1,200	89,488
Sega Sammy Holdings, Inc.	1,000	14,266
Seibu Holdings, Inc.	1,000	16,496
Seiko Epson Corp.	1,600	30,707
Sekisui Chemical Co., Ltd.	2,300	33,046
Sekisui House Ltd.	3,400	57,967
Seven & I Holdings Co., Ltd.	4,300	202,888
Seven Bank Ltd.	3,300	10,557
Sharp Corp.*	8,000	10,804
Shikoku Electric Power Co., Inc.	900	8,901
Shimadzu Corp.	1,000	15,220
Shimamura Co., Ltd.	100	12,144
Shimano, Inc.	400	59,319
Shimizu Corp.	3,000	26,814
Shin-Etsu Chemical Co., Ltd.	2,200	153,540
Shinsei Bank Ltd.	10,000	15,122
Shionogi & Co., Ltd.	1,700	87,146
Shiseido Co., Ltd.	2,200	58,378
Showa Shell Sekiyu KK	1,100	10,223
SMC Corp.	300	86,577
SoftBank Group Corp.	5,500	357,136
Sohgo Security Services Co., Ltd.	400	21,421
Sompo Japan Nipponkoa Holdings, Inc.	2,000	59,055
Sony Corp.	7,200	237,046
Sony Financial Holdings, Inc.	1,000	13,747
Stanley Electric Co., Ltd.	900	24,297
Start Today Co., Ltd.	1,200	20,663
Sumitomo Chemical Co., Ltd.	9,000	39,999
Sumitomo Corp.	6,800	76,052
Sumitomo Dainippon Pharma Co., Ltd.	900	17,442
Sumitomo Electric Industries Ltd.	4,400	62,115
Sumitomo Heavy Industries Ltd.	3,000	14,789
Sumitomo Metal Mining Co., Ltd.	3,000	41,567
Sumitomo Mitsui Financial Group, Inc.	7,691	258,774
Sumitomo Mitsui Trust Holdings, Inc.	1,910	62,221
Sumitomo Realty & Development Co., Ltd.	2,000	51,671
Sumitomo Rubber Industries Ltd.	900	13,577
Sundrug Co., Ltd.	200	16,768
Suntory Beverage & Food Ltd.	800	34,594
Suzuken Co., Ltd.	400	13,201
Suzuki Motor Corp.	2,100	70,279
Sysmex Corp.	900	66,868
T&D Holdings, Inc.	3,200	36,126
Taiheiyo Cement Corp.	7,000	20,156
Taisei Corp.	6,000	45,018
Taisho Pharmaceutical Holdings Co., Ltd.	200	20,469
Taiyo Nippon Sanso Corp.	800	8,353
Takashimaya Co., Ltd.	2,000	16,411
Takeda Pharmaceutical Co., Ltd.	4,100	196,233
TDK Corp.	700	46,863
Teijin Ltd.	1,200	23,296
Terumo Corp.	2,000	76,840
The Bank of Kyoto Ltd.	2,000	14,632
The Chiba Bank Ltd.	4,000	22,697
The Chugoku Bank Ltd.	900	10,978
The Hachijuni Bank Ltd.	2,258	11,770
The Hiroshima Bank Ltd.	3,000	12,441
The Iyo Bank Ltd.	1,300	7,882
The Joyo Bank Ltd.	4,000	16,938
The Shizuoka Bank Ltd.	3,000	24,027
The Suruga Bank Ltd.	1,000	23,954
THK Co., Ltd.	700	13,742
Tobu Railway Co., Ltd.	6,000	30,493
Toho Co., Ltd.	700	23,216
Toho Gas Co., Ltd.	2,000	18,709
Tohoku Electric Power Co., Inc.	2,500	32,717
Tokio Marine Holdings, Inc.	3,900	149,256
Tokyo Electric Power Co. Holdings, Inc.*	8,100	35,007
Tokyo Electron Ltd.	900	79,726
Tokyo Gas Co., Ltd.	12,000	53,482
Tokyo Tatemono Co., Ltd.	1,200	14,418
Tokyu Corp.	6,000	45,717
Tokyu Fudosan Holdings Corp.	2,900	15,745
TonenGeneral Sekiyu KK	2,000	20,255
Toppan Printing Co., Ltd.	3,000	27,065
Toray Industries, Inc.	8,000	77,999
Toshiba Corp.*	23,000	76,776
TOTO Ltd.	800	30,159
Toyo Seikan Kaisha Ltd.	900	15,859
Toyo Suisan Kaisha Ltd.	500	21,193
Toyoda Gosei Co., Ltd.	400	9,280
Toyota Industries Corp.	1,000	46,360
Toyota Motor Corp.	15,300	880,726
Toyota Tsusho Corp.	1,200	27,816
Trend Micro, Inc.	700	24,370
Tsuruha Holdings, Inc.	200	23,132
Unicharm Corp.	2,300	59,649
United Urban Investment Corp. (REIT)	17	30,940
USS Co., Ltd.	1,200	20,261
West Japan Railway Co.	1,000	61,889
Yahoo! Japan Corp.	7,900	31,464
Yakult Honsha Co., Ltd.	500	22,566
Yamada Denki Co., Ltd.	3,500	17,354
Yamaguchi Financial Group, Inc.	1,000	10,656
Yamaha Corp.	1,000	32,322
Yamaha Motor Co., Ltd.	1,600	32,255
Yamato Holdings Co., Ltd.	2,100	48,991
Yamazaki Baking Co., Ltd.	1,000	24,574
Yaskawa Electric Corp.	1,400	20,899
Yokogawa Electric Corp.	1,300	17,306
Yokohama Rubber Co., Ltd.	650	10,390
(Cost $11,982,846)		16,991,677
Jordan 0.0%
Hikma Pharmaceuticals PLC (Cost $27,340)	804	21,027
Luxembourg 0.3%
ArcelorMittal*	10,579	64,669
Millicom International Cellular SA (SDR)	368	19,112
RTL Group SA*	215	17,879
SES SA (FDR)	2,145	52,731
Tenaris SA	2,803	39,814
(Cost $195,483)		194,205
Macau 0.1%
Sands China Ltd.	13,619	59,657
Wynn Macau Ltd.	8,781	14,722
(Cost $42,283)		74,379
Mexico 0.0%
Fresnillo PLC (f) (Cost $21,001)	1,231	28,943
Netherlands 4.2%
ABN AMRO Group NV (CVA) 144A	1,316	27,251
Aegon NV	10,557	40,497
AerCap Holdings NV* (e)	1,000	38,490
Akzo Nobel NV	1,412	95,801
Altice NV "A"*	2,066	37,185
Altice NV "B"*	615	11,117
ASML Holding NV	2,118	232,655
Boskalis Westminster NV	492	17,552
Gemalto NV	447	28,719
Heineken Holding NV	559	44,909
Heineken NV	1,305	114,876
ING Groep NV	22,287	275,147
Koninklijke (Royal) KPN NV	19,636	65,299
Koninklijke Ahold Delhaize NV	7,321	166,866
Koninklijke DSM NV	1,052	71,239
Koninklijke Philips NV	5,385	159,773
Koninklijke Vopak NV	391	20,552
NN Group NV	1,894	58,190
NXP Semiconductors NV* (d)	1,744	177,905
OCI NV*	531	7,859
QIAGEN NV*	1,236	34,066
Randstad Holding NV	665	30,356
RELX NV	5,664	101,831
Royal Dutch Shell PLC "A"	24,541	610,397
Royal Dutch Shell PLC "B"	21,501	557,824
Wolters Kluwer NV	1,734	74,394
(Cost $2,483,064)		3,100,750
New Zealand 0.2%
Auckland International Airport Ltd.	5,307	28,429
Contact Energy Ltd.	4,017	14,784
Fletcher Building Ltd.	3,845	30,129
Mercury NZ Ltd.	3,881	8,600
Meridian Energy Ltd.	7,112	13,496
Ryman Healthcare Ltd.	2,111	14,813
Spark New Zealand Ltd.	10,177	26,776
(Cost $85,426)		137,027
Norway 0.6%
DnB ASA	5,668	74,225
Gjensidige Forsikring ASA	1,111	20,737
Marine Harvest ASA*	2,116	37,801
Norsk Hydro ASA	7,502	32,327
Orkla ASA	4,712	48,710
Schibsted ASA "A"	423	12,437
Schibsted ASA "B"	498	13,347
Statoil ASA	6,425	107,788
Telenor ASA	4,305	73,864
Yara International ASA	1,001	33,315
(Cost $280,543)		454,551
Portugal 0.1%
EDP - Energias de Portugal SA	12,990	43,654
Galp Energia, SGPS, SA	2,738	37,470
Jeronimo Martins, SGPS, SA	1,400	24,273
(Cost $84,320)		105,397
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	12,500	23,151
CapitaLand Commercial Trust (REIT)	12,000	14,052
CapitaLand Ltd.	14,325	33,807
CapitaLand Mall Trust (REIT)	14,270	22,781
City Developments Ltd.	2,300	15,377
ComfortDelGro Corp., Ltd.	12,000	24,844
DBS Group Holdings Ltd.	10,344	117,722
Genting Singapore PLC	33,995	18,803
Global Logistic Properties Ltd.	15,000	20,713
Golden Agri-Resources Ltd.	38,773	10,173
Hutchison Port Holdings Trust (Units)	29,000	12,948
Jardine Cycle & Carriage Ltd.	604	19,120
Keppel Corp., Ltd.	8,649	34,543
Oversea-Chinese Banking Corp., Ltd.	17,854	114,256
Sembcorp Industries Ltd.	5,449	10,471
SembCorp Marine Ltd.	4,500	4,346
Singapore Airlines Ltd.	3,170	24,505
Singapore Exchange Ltd.	4,400	23,979
Singapore Press Holdings Ltd.	8,858	24,856
Singapore Technologies Engineering Ltd.	8,600	20,467
Singapore Telecommunications Ltd.	45,701	133,934
StarHub Ltd.	3,300	8,334
Suntec Real Estate Investment Trust (REIT)	13,900	17,526
United Overseas Bank Ltd.	7,516	104,645
UOL Group Ltd.	2,710	11,196
Wilmar International Ltd.	10,500	24,971
(Cost $637,229)		891,520
South Africa 0.1%
Mediclinic International PLC	2,061	24,783
Mondi PLC	2,070	43,510
(Cost $72,005)		68,293
Spain 2.9%
Abertis Infraestructuras SA	3,710	57,798
ACS, Actividades de Construccion y Servicios SA	1,100	33,265
Aena SA 144A	394	58,247
Amadeus IT Group SA	2,496	124,834
Banco Bilbao Vizcaya Argentaria SA	37,322	225,941
Banco de Sabadell SA	29,679	38,022
Banco Popular Espanol SA	18,612	23,029
Banco Santander SA	82,921	368,095
Bankia SA	25,730	21,131
Bankinter SA	3,739	26,597
CaixaBank SA	18,630	47,117
Distribuidora Internacional de Alimentacion SA	3,471	21,507
Enagas SA	1,327	39,959
Endesa SA	1,764	37,835
Ferrovial SA	2,851	60,712
Gas Natural SDG SA	1,955	40,283
Grifols SA	1,659	35,802
Iberdrola SA	31,545	214,587
Industria de Diseno Textil SA	6,274	232,833
Mapfre SA	5,998	16,798
Red Electrica Corp. SA	2,523	54,431
Repsol SA	6,326	86,053
Telefonica SA	25,743	260,682
Zardoya Otis SA	1,068	10,262
(Cost $1,829,083)		2,135,820
Sweden 2.7%
Alfa Laval AB	1,638	25,742
Assa Abloy AB "B"	5,818	118,265
Atlas Copco AB "A"	3,824	115,009
Atlas Copco AB "B"	2,274	62,089
Boliden AB	1,525	35,851
Electrolux AB "B"	1,342	33,647
Getinge AB "B"	1,122	21,734
Hennes & Mauritz AB "B"	5,471	154,324
Hexagon AB "B"	1,507	65,785
Husqvarna AB "B"	2,333	20,358
ICA Gruppen AB	448	14,802
Industrivarden AB "C"	921	17,038
Investor AB "B"	2,608	95,383
Kinnevik AB "B"	1,313	33,488
Lundin Petroleum AB*	1,022	18,697
Nordea Bank AB	17,574	174,491
Sandvik AB	6,123	67,311
Securitas AB "B"	1,737	29,132
Skandinaviska Enskilda Banken AB "A"	8,704	87,518
Skanska AB "B"	2,007	46,858
SKF AB "B"	2,221	38,347
Svenska Cellulosa AB "B"	3,451	102,624
Svenska Handelsbanken AB "A"	8,742	120,135
Swedbank AB "A"	5,155	121,573
Swedish Match AB	1,090	40,020
Tele2 AB "B"	1,783	15,390
Telefonaktiebolaget LM Ericsson "B"	17,693	127,786
Telia Co. AB	14,913	66,818
Volvo AB "B"	8,796	100,584
(Cost $1,117,415)		1,970,799
Switzerland 9.2%
ABB Ltd. (Registered)*	11,310	254,038
Actelion Ltd. (Registered)*	584	101,200
Adecco Group AG (Registered)	975	55,057
Aryzta AG*	485	21,506
Baloise Holding AG (Registered)	279	33,739
Barry Callebaut AG (Registered)*	12	15,930
Chocoladefabriken Lindt & Spruengli AG	6	34,703
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	68,258
Cie Financiere Richemont SA (Registered)	3,006	182,937
Coca-Cola HBC AG (CDI)*	1,014	23,567
Credit Suisse Group AG (Registered)*	10,578	139,156
Dufry AG (Registered)*	256	32,107
Ems-Chemie Holding AG (Registered)	45	24,201
Galenica AG (Registered)	22	23,353
Geberit AG (Registered)	216	94,615
Givaudan SA (Registered)	53	107,876
Glencore PLC*	70,520	194,168
Julius Baer Group Ltd.*	1,319	53,793
Kuehne & Nagel International AG (Registered)	301	43,721
LafargeHolcim Ltd. (Registered)* (a)	1,510	81,733
LafargeHolcim Ltd. (Registered)* (a)	1,125	60,813
Lonza Group AG (Registered)*	309	59,123
Nestle SA (Registered)	18,271	1,439,696
Novartis AG (Registered)	12,863	1,012,828
Pargesa Holding SA (Bearer)	198	13,563
Partners Group Holding AG	102	51,512
Roche Holding AG (Genusschein)	4,025	1,001,615
Schindler Holding AG	259	48,626
Schindler Holding AG (Registered)	113	21,371
SGS SA (Registered)	31	69,460
Sika AG (Bearer)	13	63,212
Sonova Holding AG (Registered)	298	42,177
STMicroelectronics NV	3,556	29,047
Swatch Group AG (Bearer)	181	51,253
Swatch Group AG (Registered)	278	15,493
Swiss Life Holding AG (Registered)*	189	48,990
Swiss Prime Site AG (Registered)*	392	34,378
Swiss Re AG	1,930	174,200
Swisscom AG (Registered)	150	71,469
Syngenta AG (Registered)	531	232,311
UBS Group AG (Registered)	21,021	286,702
Wolseley PLC	1,431	80,793
Zurich Insurance Group AG*	866	223,195
(Cost $4,184,687)		6,717,485
United Kingdom 16.0%
3i Group PLC	5,763	48,688
Aberdeen Asset Management PLC	5,167	21,793
Admiral Group PLC	1,180	31,398
Aggreko PLC	1,433	17,740
Anglo American PLC*	7,999	100,272
Antofagasta PLC	2,211	15,026
Ashtead Group PLC	2,817	46,492
Associated British Foods PLC	2,038	68,881
AstraZeneca PLC	7,261	470,586
Auto Trader Group PLC 144A	5,611	29,588
Aviva PLC	23,499	134,253
Babcock International Group PLC	1,482	19,882
BAE Systems PLC	18,367	124,865
Barclays PLC	97,263	211,938
Barratt Developments PLC	5,608	35,987
Berkeley Group Holdings PLC	728	24,427
BP PLC	107,033	625,213
British American Tobacco PLC	10,699	684,506
British Land Co. PLC (REIT)	3,622	29,703
BT Group PLC	48,515	244,949
Bunzl PLC	1,966	58,099
Burberry Group PLC	2,492	44,616
Capita PLC	3,904	33,892
Carnival PLC	1,116	54,534
Centrica PLC	31,031	91,966
CNH Industrial NV	5,999	42,939
Cobham PLC	9,565	20,821
Coca-Cola European Partners PLC	1,207	48,066
Compass Group PLC	9,467	183,816
Croda International PLC	738	33,326
Diageo PLC	14,457	414,785
Direct Line Insurance Group PLC	7,736	36,624
Dixons Carphone PLC	5,494	26,296
easyJet PLC	918	12,010
Fiat Chrysler Automobiles NV (a) (e)	3,242	20,749
Fiat Chrysler Automobiles NV (a)	2,138	13,580
G4S PLC	8,714	25,787
GKN PLC	9,633	40,048
GlaxoSmithKline PLC	27,962	596,107
Hammerson PLC (REIT)	4,497	34,204
Hargreaves Lansdown PLC	1,460	24,108
HSBC Holdings PLC	113,690	854,299
ICAP PLC	3,107	18,773
IMI PLC	1,534	21,370
Imperial Brands PLC	5,510	284,134
Inmarsat PLC	2,520	23,037
InterContinental Hotels Group PLC	1,052	43,361
International Consolidated Airlines Group SA	4,587	23,834
Intertek Group PLC	955	43,173
Intu Properties PLC (REIT)	2,756	10,573
Investec PLC	3,490	21,359
ITV PLC	21,323	51,865
J Sainsbury PLC	9,624	30,726
Johnson Matthey PLC	1,142	48,799
Kingfisher PLC	13,289	64,919
Land Securities Group PLC (REIT)	4,619	63,327
Legal & General Group PLC	34,058	96,694
Lloyds Banking Group PLC	369,193	261,242
London Stock Exchange Group PLC	1,818	65,947
Marks & Spencer Group PLC	9,079	39,009
Meggitt PLC	4,364	25,510
Merlin Entertainments PLC 144A	4,035	23,024
National Grid PLC	21,532	304,232
Next PLC	801	49,647
Old Mutual PLC	28,226	74,135
Pearson PLC	4,831	47,142
Persimmon PLC	1,819	42,851
Petrofac Ltd.	1,445	16,710
Provident Financial PLC	825	32,452
Prudential PLC	14,790	261,994
Randgold Resources Ltd.	546	54,808
Reckitt Benckiser Group PLC	3,646	343,789
RELX PLC	6,300	119,573
Rio Tinto Ltd.	2,432	96,948
Rio Tinto PLC	7,115	237,366
Rolls-Royce Holdings PLC*	10,471	97,602
Royal Bank of Scotland Group PLC*	20,460	47,371
Royal Mail PLC	5,066	32,197
RSA Insurance Group PLC	5,698	40,353
SABMiller PLC	5,591	325,761
Schroders PLC	762	26,643
Segro PLC (REIT)	4,366	25,729
Severn Trent PLC	1,320	42,899
Sky PLC	5,811	67,504
Smith & Nephew PLC	5,174	83,501
Smiths Group PLC	2,226	42,340
SSE PLC	5,747	117,045
St. James's Place PLC	2,941	36,200
Standard Chartered PLC*	19,008	154,755
Standard Life PLC	11,571	51,595
Tate & Lyle PLC	2,586	25,132
Taylor Wimpey PLC	18,221	36,461
Tesco PLC*	46,689	110,808
The Sage Group PLC	6,331	60,649
The Weir Group PLC	1,196	26,395
Travis Perkins PLC	1,401	28,070
Unilever NV (CVA)	9,324	430,458
Unilever PLC	7,374	349,379
United Utilities Group PLC	4,010	52,178
Vodafone Group PLC	152,509	439,033
Whitbread PLC	1,071	54,428
William Hill PLC	4,974	19,629
WM Morrison Supermarkets PLC	12,441	35,153
Worldpay Group PLC 144A	10,661	40,990
WPP PLC	7,355	173,166
(Cost $8,918,138)		11,712,606
Total Common Stocks (Cost $49,714,219)		70,675,399
Preferred Stocks 0.5%
Germany 0.5%
Bayerische Motoren Werke (BMW) AG	305	22,575
Fuchs Petrolub SE	383	17,501
Henkel AG & Co. KGaA	1,026	139,615
Porsche Automobil Holding SE	855	43,979
Schaeffler AG	932	14,741
Volkswagen AG	1,073	141,274
(Cost $219,424)		379,685
United Kingdom 0.0%
Rolls-Royce Holdings PLC "C"* (d) (Cost $830)	570,911	740
Total Preferred Stocks (Cost $220,254)		380,425
Exchange-Traded Fund 1.9%
iShares MSCI EAFE ETF (Cost $1,264,619)	22,900	1,354,077
Securities Lending Collateral 0.2%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (g) (h) (Cost $154,505)	154,505	154,505
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 0.42% (g) (Cost $382,648)	382,648	382,648
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,736,245) †	99.6	72,947,054
Other Assets and Liabilities, Net	0.4	280,002
Net Assets	100.0	73,227,056

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
† The cost for federal income tax purposes was $54,483,345. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $18,463,709. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,420,997 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,957,288.
(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $148,181, which is 0.2% of net assets.
(c) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d) Listed on the NASDAQ Stock Market, Inc.
(e) Listed on the New York Stock Exchange.
(f) Listed on the London Stock Exchange.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
EAFE: Europe, Australasia and Far East
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

E-Mini MSCI EAFE Index	USD	12/16/2016	16	1,365,360	13,155

At September 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	64,793	AUD	85,886	12/21/2016	817	Goldman Sachs & Co.
USD	31,497	CHF	30,702	12/21/2016	269	Goldman Sachs & Co.
USD	160,000	CHF	155,973	12/21/2016	1,375	Societe Generale
USD	25,147	DKK	167,085	12/21/2016	164	Goldman Sachs & Co.
USD	832,262	EUR	741,418	12/21/2016	3,842	Societe Generale
USD	13,263	ILS	50,000	12/21/2016	109	Societe Generale
USD	590,966	JPY	60,203,390	12/21/2016	4,965	Goldman Sachs & Co.
USD	15,719	NOK	130,000	12/21/2016	545	Goldman Sachs & Co.
GBP	262,263	USD	341,420	12/21/2016	886	UBS AG
JPY	60,203,390	USD	600,874	12/21/2016	4,943	Societe Generale
Total unrealized appreciation					17,915
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	223,349	GBP	170,519	12/21/2016	(1,941)	Bank of Montreal
USD	120,000	GBP	91,745	12/21/2016	(874)	Bank of New York Mellon Corp.
USD	63,699	SEK	543,662	12/21/2016	(56)	Goldman Sachs & Co.
CHF	186,675	USD	192,856	12/21/2016	(284)	Societe Generale
EUR	741,418	USD	833,262	12/21/2016	(2,842)	Bank of New York Mellon Corp.
HKD	11,153	USD	1,439	12/21/2016	(1)	Bank of New York Mellon Corp.
SGD	15,718	USD	11,511	12/21/2016	(18)	Societe Generale
Total unrealized depreciation					(6,016)

Currency Abbreviations
AUD	Australian Dollar	ILS	Israeli Shekel
CHF	Swiss Franc	JPY	Japanese Yen
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar

At September 30, 2016 the Deutsche EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	13,667,998	19.2%
Industrials	9,990,599	14.1%
Consumer Staples	9,132,545	12.9%
Consumer Discretionary	8,679,087	12.2%
Health Care	8,078,831	11.4%
Materials	5,282,462	7.4%
Information Technology	3,976,081	5.6%
Energy	3,433,505	4.8%
Telecommunication Services	3,409,247	4.8%
Real Estate	2,795,175	3.9%
Utilities	2,610,294	3.7%
Total	71,055,824	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of Septemeber 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,268,951	$10,860	$5,279,811
Austria	—	130,030	—	130,030
Belgium	—	970,475	—	970,475
China	—	5,869	—	5,869
Denmark	—	1,257,037	—	1,257,037
Finland	—	699,970	—	699,970
France	—	6,712,422	—	6,712,422
Germany	—	5,998,409	—	5,998,409
Hong Kong	17,721	2,418,729	—	2,436,450
Ireland	—	851,624	—	851,624
Israel	115,709	380,796	—	496,505
Italy	16,806	1,215,512	—	1,232,318
Japan	—	16,974,739	16,938	16,991,677
Jordan	—	21,027	—	21,027
Luxembourg	—	194,205	—	194,205
Macau	—	74,379	—	74,379
Mexico	—	28,943	—	28,943
Netherlands	216,395	2,884,355	—	3,100,750
New Zealand	—	137,027	—	137,027
Norway	—	454,551	—	454,551
Portugal	—	105,397	—	105,397
Singapore	—	891,520	—	891,520
South Africa	—	68,293	—	68,293
Spain	—	2,135,820	—	2,135,820
Sweden	—	1,970,799	—	1,970,799
Switzerland	—	6,717,485	—	6,717,485
United Kingdom	20,749	11,691,857	—	11,712,606
Preferred Stocks (i)	740	379,685	—	380,425
Exchange-Traded Fund	1,354,077	—	—	1,354,077
Short-Term Investments (i)	537,153	—	—	537,153
Derivatives (j)
Futures Contracts	13,155	—	—	13,155
Forward Foreign Currency Exchange Contracts	—	17,915	—	17,915
Total	$2,292,505	$70,657,821	$27,798	$72,978,124
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(6,016)	$—	$(6,016)
Total	$—	$(6,016)	$—	$(6,016)

During the period ended September 30, 2016, the amount of transfers between Level 2 and Level 3 was $14,209. The investment was transferred from Level 2 to Level 3 because the security was valued at the terms of the acquisition.

Transfers between price levels are recognized at the beginning of the reporting period.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 13,155	$ —
Foreign Exchange Contracts	$ —	$ 11,899

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016